Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) shares in Thousands, $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Temporary equity, par value	$ 0.00001	$ 0.00001	$ 0.00001
Temporary equity, share authorized	71,204	71,204	71,204
Temporary equity, share issued	71,069	71,069	68,318
Temporary equity, share outstanding	71,069	71,069	68,318
Temporary equity liquidation preference	$ 165,562	$ 165,562	$ 165,562
Common Stock, par or stated value per share	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	113,000	113,000	113,000
Common stock, shares issued	15,157	9,106	7,839
Common stock, shares outstanding	15,157	9,106	7,839